Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of provision for income taxes
Income taxes consist of the following:

(In US$ millions)	2019	2018	2017
Current tax (benefit) / expense:
U.K.	—	(0.3)	(4.5)
Foreign	(39.3)	86.3	40.4
Total current tax (benefit) / expense	(39.3)	86.0	35.9
Deferred tax (benefit) / expense:
U.K.	—	—	—
Foreign	3.2	0.7	4.4
Total income tax (benefit) / expense	(36.1)	86.7	40.3

Effective income tax rate reconciliation
The Company's effective income tax rate for each of the years ended on December 31, 2019, 2018 and 2017 differs from the U.K. statutory income tax rate as follows:

	2019	2018	2017
U.K. statutory income tax rate	19.0%	19.0%	19.3%
Non-U.K. taxes	(2.8)%	35.0%	(4.7)%
Effective income tax rate	16.2%	54.0%	14.6%

Deferred tax assets and liabilities
Our deferred tax assets consist of the following:

(In US$ millions)	2019	2018
Provisions	0.6	11.0
Net operating losses carry forward	77.5	64.4
Interest carry forward	29.6	16.7
Other	5.3	5.7
Gross deferred tax assets	113.0	97.8
Valuation allowance	(107.1)	(90.1)
Deferred tax asset, net of valuation allowance	5.9	7.7
Our deferred tax liabilities consist of the following:

(In US$ millions)	2019	2018
Property, plant and equipment	0.1	0.1
Unremitted earnings of subsidiaries	1.7	0.3
Gross deferred tax liabilities	1.8	0.4

Net deferred tax asset	4.1	7.3

Unrecognized tax benefits schedule
The changes to the Company's balance related to unrecognized tax benefits were as follows:

(In US$ millions)	2019	2018
Balance beginning of year	101.6	43.7
Increases as a result of positions taken in prior years	1.1	70.4
Increases as a result of positions taken during the current year	—	10.1
Decreases as a result of positions taken in prior years	(60.7)	(22.6)
Settlements	(1.8)	—
Unrecognized tax benefits	40.2	101.6

Tax examinations
The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
United States	2016
Nigeria	2012
Ghana	2013